Marketable securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Marketable securities	$ 6,413	$ 21,035	$ 23,160
Gains on sales of marketable securities	$ 6	$ 41	$ 74